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                    [Van Kampen Investments Inc. Letterhead]



                                                                          497(j)


                                                   May 1, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Van Kampen Enterprise Fund --
         Rule 497(j) Filing (File Nos. 2-10559
         and 811-00630)

Ladies and Gentlemen:

         Van Kampen Enterprise Fund filed via EDGAR on April 26, 2006 an electronically signed copy of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please contact me at (630) 684-6724.


                                           Very truly yours,

                                           /s/ Elisa Mitchell
                                           ----------------------
                                           Elisa  Mitchell
                                           Assistant Secretary